Schedule of Investments
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.01%
Australia–1.91%
CSL Ltd.	42,545	$8,766,050
Belgium–0.63%
Galapagos N.V.(a)	14,205	2,017,623
Galapagos N.V.	6,151	874,063
		2,891,686
Canada–4.80%
Alimentation Couche-Tard, Inc., Class B	282,064	9,822,618
CAE, Inc.	141,691	2,072,878
Dollarama, Inc.	110,103	4,220,388
Saputo, Inc.	90,161	2,261,558
Shopify, Inc., Class A(a)	3,545	3,625,242
		22,002,684
China–4.05%
Alibaba Group Holding Ltd., ADR(a)	33,560	9,865,969
Tencent Holdings Ltd.	130,500	8,690,435
		18,556,404
Denmark–2.87%
Ascendis Pharma A/S, ADR(a)	18,716	2,888,253
Novo Nordisk A/S, Class B	147,761	10,263,741
		13,151,994
France–14.21%
Airbus SE(a)	57,460	4,170,719
Dassault Systemes SE	25,877	4,826,958
Edenred	83,582	3,749,936
EssilorLuxottica S.A.(a)	23,710	3,224,215
Hermes International	13,224	11,398,872
Kering S.A.	6,202	4,120,516
L’Oreal S.A.	12,093	3,935,087
LVMH Moet Hennessy Louis Vuitton SE	18,395	8,599,586
Sartorius Stedim Biotech	13,664	4,706,070
SEB S.A.	33,184	5,397,773
Ubisoft Entertainment S.A.(a)	54,185	4,896,656
Worldline S.A.(a)(b)	74,195	6,083,818
		65,110,206
Germany–7.19%
CTS Eventim AG & Co. KGaA(a)	56,767	2,746,005
Fresenius Medical Care AG & Co. KGaA	80,773	6,820,302
Infineon Technologies AG	241,009	6,817,360
SAP SE	58,491	9,108,417
Siemens AG	3,502	442,813
Siemens Healthineers AG(b)	155,732	6,992,943
		32,927,840
Hong Kong–0.68%
WH Group Ltd.	3,814,500	3,104,719
India–0.87%
Reliance Industries Ltd.	130,362	3,970,466
Shares		Value
Ireland–1.55%
Flutter Entertainment PLC(a)	45,170	$7,113,825
Italy–1.15%
Davide Campari-Milano N.V.	480,344	5,250,109
Japan–9.40%
Daikin Industries Ltd.	33,800	6,232,403
Hitachi Ltd.	84,600	2,858,609
Hoya Corp.	74,793	8,430,641
Keyence Corp.	17,324	8,073,722
Kobe Bussan Co. Ltd.	12,500	687,286
Nidec Corp.	62,400	5,803,264
Nihon M&A Center, Inc.	112,400	6,411,405
Nitori Holdings Co. Ltd.	22,000	4,575,777
		43,073,107
Netherlands–5.20%
Aalberts N.V.	150,080	5,419,845
Adyen N.V.(a)(b)	2,886	5,318,485
ASML Holding N.V.	33,879	12,492,357
Boskalis Westminster(a)	29,968	595,951
		23,826,638
New Zealand–1.32%
Xero Ltd.(a)	82,672	6,044,921
Spain–1.84%
Amadeus IT Group S.A.	72,995	4,050,929
Grifols S.A.	115,020	3,314,838
Prosegur Cash S.A.(b)	1,332,626	1,090,111
		8,455,878
Sweden–5.33%
Atlas Copco AB, Class A	198,794	9,461,241
Epiroc AB, Class A	338,184	4,908,527
Swedish Match AB	123,347	10,063,630
		24,433,398
Switzerland–10.30%
Barry Callebaut AG	2,021	4,493,618
Lonza Group AG	8,435	5,206,759
Novartis AG	32,298	2,806,737
Roche Holding AG	29,955	10,248,421
Sika AG	23,063	5,665,889
STMicroelectronics N.V.	320,491	9,796,539
Temenos AG	31,543	4,247,782
VAT Group AG(b)	24,854	4,751,453
		47,217,198
Taiwan–2.84%
Taiwan Semiconductor Manufacturing Co. Ltd.	867,000	13,021,105
United Kingdom–12.17%
Blue Prism Group PLC(a)	91,191	1,562,198
boohoo Group PLC(a)	1,114,770	5,379,012
Britvic PLC	425,117	4,502,473
Compass Group PLC(a)	290,149	4,355,473
GVC Holdings PLC(a)	364,547	4,588,398

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
United Kingdom–(continued)
Legal & General Group PLC	1,132,745	$2,745,225
London Stock Exchange Group PLC	38,064	4,354,549
Melrose Industries PLC(a)	3,180,997	4,693,336
Next PLC	96,594	7,402,768
Ocado Group PLC(a)	228,965	8,091,594
Rightmove PLC	588,533	4,737,186
Trainline PLC(a)(b)	715,246	3,354,300
		55,766,512
United States–7.70%
Atlassian Corp. PLC, Class A(a)	23,337	4,242,433
EPAM Systems, Inc.(a)	26,648	8,614,765
Ferguson PLC	41,614	4,187,047
James Hardie Industries PLC, CDI	265,288	6,318,807
Medtronic PLC	44,117	4,584,639
ResMed, Inc.	42,791	7,335,661
		35,283,352
Total Common Stocks & Other Equity Interests (Cost $250,999,318)		439,968,092
Shares		Value
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	599,541	$29,254
Money Market Funds–3.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	5,144,296	5,144,296
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	3,672,410	3,674,246
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	5,879,196	5,879,196
Total Money Market Funds (Cost $14,697,899)		14,697,738
TOTAL INVESTMENTS IN SECURITIES—99.23% (Cost $265,697,217)		454,695,084
OTHER ASSETS LESS LIABILITIES–0.77%		3,530,581
NET ASSETS–100.00%		$458,225,665
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $27,591,110, which represented 6.02% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,357,038	$104,921,525	$(106,134,267)	$-	$-	$5,144,296	$41,864
Invesco Liquid Assets Portfolio, Institutional Class	-	6,132,031	(2,457,533)	(161)	(91)	3,674,246	458
Invesco Treasury Portfolio, Institutional Class	-	9,811,248	(3,932,052)	-	-	5,879,196	222
Total	$6,357,038	$120,864,804	$(112,523,852)	$(161)	$(91)	$14,697,738	$42,544

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$8,766,050	$—	$8,766,050
Belgium	874,063	2,017,623	—	2,891,686
Canada	22,002,684	—	—	22,002,684
China	9,865,969	8,690,435	—	18,556,404
Denmark	2,888,253	10,263,741	—	13,151,994
France	—	65,110,206	—	65,110,206
Germany	—	32,927,840	—	32,927,840
Hong Kong	—	3,104,719	—	3,104,719
India	29,254	3,970,466	—	3,999,720
Ireland	—	7,113,825	—	7,113,825
Italy	—	5,250,109	—	5,250,109
Japan	—	43,073,107	—	43,073,107
Netherlands	—	23,826,638	—	23,826,638
New Zealand	—	6,044,921	—	6,044,921
Spain	—	8,455,878	—	8,455,878
Sweden	—	24,433,398	—	24,433,398
Switzerland	—	47,217,198	—	47,217,198
Taiwan	—	13,021,105	—	13,021,105
United Kingdom	—	55,766,512	—	55,766,512
United States	24,777,498	10,505,854	—	35,283,352
Money Market Funds	14,697,738	—	—	14,697,738
Total Investments	$75,135,459	$379,559,625	$—	$454,695,084
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Oppenheimer V.I. International Growth Fund